Condensed Consolidated Statements of Financial Condition (unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Preferred stock, shares authorized (in shares)	200,000	200,000	200,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	21,332,317	21,258,092	22,251,373
Common stock, shares outstanding (in shares)	21,332,317	21,258,092	22,251,373